Segment Information (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 416,718	$ 482,449	$ 505,686
Interest expense and finance cost	(136,559)	(133,479)	(137,916)
Depreciation and amortization	(71,015)	(81,723)	(99,779)
Equity in net (losses)/earnings of affiliated companies	(1,293)	(9,185)	(80,205)
Net (loss)/ income attributable to Navios Holdings common stockholders	(192,961)	(192,110)	(268,718)
Total assets	1,971,325	2,142,855
Goodwill	160,336	160,336
Investment in affiliates	56,988	64,352
Cash and cash equivalents	94,881	77,991
Restricted cash	16,303	736
Total
Segment Reporting Information [Line Items]
Revenue	416,718	482,449	517,739
Administrative fee revenue from affiliate companies	0	16,991	28,393
Interest income	257	10,662	8,748
Interest expense and finance cost	(136,559)	(133,479)	(139,120)
Depreciation and amortization	(71,015)	(81,723)	(102,839)
Equity in net (losses)/earnings of affiliated companies	(1,293)	(9,185)	(80,205)
Net (loss)/ income attributable to Navios Holdings common stockholders	(192,961)	(192,110)	(268,718)
Total assets	1,971,325	2,142,855	2,682,496
Goodwill	160,336	160,336	160,336
Capital expenditures	(107,509)	(44,571)	(85,645)
Investment in affiliates	56,988	64,352	91,111
Cash and cash equivalents	94,881	77,991	137,882
Restricted cash	16,303	736	12,892
Long-term debt, net (including current and noncurrent portion)	1,584,429	1,563,247	1,816,007
Dry Bulk Vessel Operations
Segment Reporting Information [Line Items]
Revenue	200,794	254,178	298,052
Administrative fee revenue from affiliate companies	0	16,991	28,972
Interest income	48	9,610	8,231
Interest expense and finance cost	(88,237)	(92,948)	(98,247)
Depreciation and amortization	(42,076)	(52,288)	(70,472)
Equity in net (losses)/earnings of affiliated companies	(1,293)	(9,185)	(80,205)
Net (loss)/ income attributable to Navios Holdings common stockholders	(192,207)	(209,096)	(273,125)
Total assets	1,316,936	1,511,517	1,558,581
Goodwill	56,240	56,240	56,240
Capital expenditures	(99,068)	(36,628)	(41,003)
Investment in affiliates	56,988	64,352	91,111
Cash and cash equivalents	20,011	32,386	44,452
Restricted cash	16,303	736	10,958
Long-term debt, net (including current and noncurrent portion)	1,043,839	1,048,318	1,063,762
Logistics Business
Segment Reporting Information [Line Items]
Revenue	215,924	228,271	207,634
Interest income	209	1,052	517
Interest expense and finance cost	(48,322)	(40,531)	(39,669)
Depreciation and amortization	(28,939)	(29,435)	(29,307)
Net (loss)/ income attributable to Navios Holdings common stockholders	(754)	16,986	4,380
Total assets	654,389	631,338	677,343
Goodwill	104,096	104,096	104,096
Capital expenditures	(8,441)	(7,943)	(19,879)
Investment in affiliates	0	0	0
Cash and cash equivalents	74,870	45,605	76,472
Long-term debt, net (including current and noncurrent portion)	$ 540,590	$ 514,929	530,186
Containers Business
Segment Reporting Information [Line Items]
Revenue			12,053
Administrative fee revenue from affiliate companies			(579)
Interest income			0
Interest expense and finance cost			(1,204)
Depreciation and amortization			(3,060)
Equity in net (losses)/earnings of affiliated companies			0
Net (loss)/ income attributable to Navios Holdings common stockholders			27
Total assets			446,572
Goodwill			0
Capital expenditures			(24,763)
Investment in affiliates			0
Cash and cash equivalents			16,958
Restricted cash			1,934
Long-term debt, net (including current and noncurrent portion)			$ 222,059